SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

The Company evaluated all events that occurred subsequent to June 30, 2021 through the issuance of the condensed consolidated financial statements, and determined that no events that would have required adjustment or disclosure in the condensed consolidated financial statements.